Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Cash and cash equivalents
21 Cash and cash equivalents

	2022	2021	2020
Cash at bank and in hand	1,827	3,638	4,907

Short-term deposits	345	1,576	2,214

Money market investments	1,235	1,675	1,247

Short-term collateral	-	-	4
At December 31	3,407	6,889	8,372

Cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions	5,072	5,776	9,208

Income from security lending programs	7	3	9

Weighted effective interest rate on short-term deposits	15.01%	(0.72%)	(0.64%)

Average maturity days on short-term deposits	44	16	10
The decrease in Cash and cash equivalents in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
The carrying amounts disclosed reasonably approximate the fair values as at the year-end.
For cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions, a corresponding liability to repay the cash is recognized in other liabilities (refer to note 41 Other liabilities). Also, refer to note 46 Transfer of financial assets for details on collateral received and paid. Investment of cash collateral received is restricted through limitations on credit worthiness, duration, approved investment categories and borrower limits. Short-term collateral relates to cash collateral received included in cash and cash equivalents and the remainder is included in other asset classes as that collateral is typically reinvested. Aegon earns a share of the spread between the collateral earnings and the rebate paid to the borrower of the securities which is reflected in Income from securities lending programs.

Note	2022	2021	2020

Cash and cash equivalents	3,407	6,889	8,372

Cash classified as Assets held for sale	5,085	-	-
Net cash and cash equivalents	8,491	6,889	8,372

Cash and cash equivalents attributable to Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary cash flow statement	2022	2021 1)	2020 1)
Net cash flows from operating activities	2,851	(1,796)	(2,854)

Net cash flows from investing activities	616	(54)	(139)

Net cash flows from financing activities	(1,920)	300	(778)
Net increase / (decrease) in cash and cash equivalents	1,548	(1,550)	(3,770)

Net cash and cash equivalents are impacted by:
Positive (negative) effects of changes in exchange rates	55	67	(121)
1
Amounts for 2021 and 2020 includes the disposal group.
Analysis of cash flows
2022 compared to 2021
Net cash flows from operating activities
Total net cash flow from operating activities increased by EUR 4,647 million to a EUR 2,851 million inflow (2021:
EUR 1,796 million outflow). The main movements are the decreased cash outflows regarding purchase of investments and the increased cash inflows from disposal of investments (refer to note 22 Investment), partially offset by outflow from insurance and investment liabilities (refer to note 34 Insurance contracts) and by the increased outflow from results from
financial transactions (refer to note 10 Results from financial transactions).
Net cash flows from investing activities
Net cash flows from investing activities increased by EUR 670 million to a EUR 616 million inflow (2021: EUR 54 million outflow). The main movements are the decreased cash outflows regarding acquisition/capital contribution joint ventures and associates, partially offset by decreased inflow from disposal joint ventures and associates (refer to note 48 Business combinations and note 49 Group companies.
Net cash flows from financing activities
Net cash flow from financing activities decreased by EUR 2,220 million to a EUR 1,920 million outflow (2021: EUR 300 million inflow). The increase is a result of lower repayments of borrowings and higher proceeds (refer to note 37 Borrowings), partially offset by higher purchases of treasury shares (refer to the table below and note 31 Other equity instruments).
2021 compared to 2020
Net cash flows from operating activities
Total net cash flow from operating activities increased by EUR 1,058 million to a EUR 1,796 million outflow (2020:
EUR 2,854 million outflow). The main movements are the decreased cash outflows regarding purchase of investments and the increased cash inflows from disposal of investments (refer to note 22 Investment), partially offset by outflow from insurance and investment liabilities (refer to note 34 Insurance contracts) and by the increased outflow from results from financial transactions (refer to note 10 Results from financial transactions).
Net cash flows from investing activities
Net cash flows from investing activities increased by EUR 85 million to a EUR 54 million outflow (2020: EUR 139 million outflow). The main movements are the decreased cash outflows regarding acquisition/capital contribution joint ventures and associates, partially offset by decreased inflow from disposal joint ventures and associates (refer to note 48 Business combinations and note 49 Group companies.
Net cash flows from financing activities
Net cash flow from financing activities increased by EUR 1,078 million to a EUR 300 million inflow (2020: EUR 778 million outflow). The increase is a result of lower repayments of borrowings and higher proceeds (refer to note 37 Borrowings), partially offset by higher purchases of treasury shares (refer to the table below and note 31 Other equity instruments).
Reconciliation of liabilities arising from financing activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

		Cash flows			Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2022	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Transfers to disposal groups	Net exchange difference	At December 31, 2022
Subordinated borrowings	2,194	-	-	-	-	3	-	98	2,295
Trust pass-through securities	126	-	-	-	(15)	(1)	-	8	118
Borrowings	9,661	3,569	(4,086)	-	(0)	1	(5,227)	133	4,051
Assets held to hedge Trust pass-through securities	3	-	-	(15)	-	-	-	-	(11)
Assets held to hedge Borrowings	-	-	-	-	-	-	-	-	-

	Cash flows				Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2021	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Transfer to/from other headings	Net exchange difference	At December 31, 2021
Subordinated borrowings	2,085	-	-	-		3	-	105	2,194
Trust pass-through securities	126	-	-	-	(9)	-	-	9	126
Borrowings	8,524	3,914	(3,000)	-	(1)	1	-	222	9,661
Assets held to hedge Trust pass-through securities	12	-	-	(9)	-	-	-	1	3
Assets held to hedge Borrowings	62	-	(61)	(1)	-	-	-	-	-